UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock Fund

January 31, 2016

MCS-QTLY-0316
1.813018.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 0.7%
Magna International, Inc. Class A (sub. vtg.)	591,500	$20,550
Tenneco, Inc. (a)	645,000	24,645
		45,195
Distributors - 1.4%
Pool Corp.	1,129,701	95,460
Hotels, Restaurants & Leisure - 3.8%
ARAMARK Holdings Corp.	2,682,640	85,710
Domino's Pizza, Inc.	487,900	55,586
Marriott International, Inc. Class A (b)	534,700	32,766
Noodles & Co. (a)(b)(c)	2,424,300	29,189
Whitbread PLC	549,077	31,468
Wyndham Worldwide Corp.	302,900	19,658
		254,377
Household Durables - 4.8%
D.R. Horton, Inc.	1,648,433	45,348
Lennar Corp. Class A	601,200	25,341
NVR, Inc. (a)	56,000	92,456
Tempur Sealy International, Inc. (a)	979,300	59,091
Toll Brothers, Inc. (a)	2,173,887	60,043
Tupperware Brands Corp. (b)	774,700	35,969
		318,248
Internet & Catalog Retail - 0.1%
Etsy, Inc.	606,600	4,707
Leisure Products - 0.6%
New Academy Holding Co. LLC unit (a)(d)(e)	294,000	41,448
Specialty Retail - 2.3%
Citi Trends, Inc.	702,700	14,518
GameStop Corp. Class A (b)	636,400	16,680
Ross Stores, Inc.	700,400	39,405
Sally Beauty Holdings, Inc. (a)	916,200	25,250
Tiffany & Co., Inc.	526,100	33,586
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	128,400	23,262
		152,701
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA (b)	2,128,600	35,624
PVH Corp.	316,800	23,247
		58,871

TOTAL CONSUMER DISCRETIONARY		971,007

CONSUMER STAPLES - 5.5%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	758,800	115,703
Food & Staples Retailing - 1.1%
Masan Consumer Corp. (KKR Masan Aggregator LP) unit (a)(e)	55,941	11,431
Tesco PLC (a)	10,098,200	25,126
United Natural Foods, Inc. (a)	1,011,726	35,431
		71,988
Food Products - 1.5%
Amira Nature Foods Ltd. (a)(b)	1,593,756	16,177
Mead Johnson Nutrition Co. Class A	814,000	59,007
The Hershey Co.	310,300	27,341
		102,525
Household Products - 1.2%
Church & Dwight Co., Inc.	911,500	76,566

TOTAL CONSUMER STAPLES		366,782

ENERGY - 8.4%
Energy Equipment & Services - 2.1%
Ensco PLC Class A	1,052,000	10,289
FMC Technologies, Inc. (a)	694,200	17,459
Helmerich & Payne, Inc. (b)	951,200	48,321
Oceaneering International, Inc.	1,786,400	60,470
		136,539
Oil, Gas & Consumable Fuels - 6.3%
Antero Resources Corp. (a)(b)	1,978,300	53,750
Cabot Oil & Gas Corp.	2,123,900	44,071
Cimarex Energy Co.	684,800	63,686
Cobalt International Energy, Inc. (a)	3,176,800	12,040
Denbury Resources, Inc. (b)	4,153,700	6,480
Diamondback Energy, Inc.	239,400	18,087
GasLog Ltd.	1,619,800	12,100
Golar LNG Ltd. (b)	1,400,900	26,085
Memorial Resource Development Corp. (a)	1,024,700	16,303
Range Resources Corp. (b)	682,300	20,169
SM Energy Co. (b)	1,243,000	17,377
Southwestern Energy Co. (a)(b)	970,800	8,630
The Williams Companies, Inc.	3,311,600	63,914
Whiting Petroleum Corp. (a)	391,100	2,875
Williams Partners LP	2,438,500	53,696
		419,263

TOTAL ENERGY		555,802

FINANCIALS - 19.1%
Banks - 6.4%
First Republic Bank	1,224,600	83,273
FirstMerit Corp.	1,906,000	36,938
FNB Corp., Pennsylvania	2,767,300	33,346
Huntington Bancshares, Inc.	4,469,000	38,344
M&T Bank Corp.	691,600	76,200
Prosperity Bancshares, Inc.	588,700	24,961
Regions Financial Corp.	5,715,000	46,406
SunTrust Banks, Inc.	1,826,900	66,828
UMB Financial Corp.	397,400	18,638
		424,934
Capital Markets - 1.3%
Franklin Resources, Inc.	765,300	26,525
KKR & Co. LP	4,219,584	57,513
		84,038
Insurance - 6.4%
Arch Capital Group Ltd. (a)	937,800	63,348
Brown & Brown, Inc.	768,600	23,250
Fairfax Financial Holdings Ltd. (sub. vtg.)	73,400	37,793
First American Financial Corp.	2,475,300	85,076
FNF Group	2,068,900	66,991
Jardine Lloyd Thompson Group PLC	1,721,694	20,525
Progressive Corp.	1,827,200	57,100
RLI Corp.	386,000	22,890
Willis Group Holdings PLC	419,100	47,974
		424,947
Real Estate Investment Trusts - 2.6%
Apartment Investment & Management Co. Class A	939,600	36,785
Essex Property Trust, Inc.	270,400	57,625
HCP, Inc.	490,600	17,632
Parkway Properties, Inc.	1,466,500	19,754
SL Green Realty Corp.	426,900	41,243
		173,039
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	1,543,100	43,161
Realogy Holdings Corp. (a)	997,600	32,721
		75,882
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp. (a)	5,376,009	35,589
Radian Group, Inc.	5,159,444	51,904
		87,493

TOTAL FINANCIALS		1,270,333

HEALTH CARE - 10.5%
Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. (a)	576,200	38,110
Boston Scientific Corp. (a)	3,355,000	58,813
HeartWare International, Inc. (a)	614,014	24,647
Teleflex, Inc.	146,600	19,892
The Cooper Companies, Inc.	386,865	50,737
		192,199
Health Care Providers & Services - 4.4%
Air Methods Corp. (a)	605,000	23,559
Amplifon SpA	3,175,382	26,620
Corvel Corp. (a)	426,000	19,434
Henry Schein, Inc. (a)	671,500	101,692
MEDNAX, Inc. (a)	964,400	66,987
Universal Health Services, Inc. Class B	513,700	57,863
		296,155
Health Care Technology - 0.6%
HealthStream, Inc. (a)	879,700	19,265
Medidata Solutions, Inc. (a)	490,600	20,963
		40,228
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	834,400	31,415
Eurofins Scientific SA	347,200	113,904
		145,319
Pharmaceuticals - 0.4%
Perrigo Co. PLC	182,600	26,400

TOTAL HEALTH CARE		700,301

INDUSTRIALS - 12.5%
Aerospace & Defense - 3.1%
Esterline Technologies Corp. (a)	400,500	31,523
KEYW Holding Corp. (a)(b)(c)	3,583,836	16,844
Rockwell Collins, Inc.	235,900	19,080
Teledyne Technologies, Inc. (a)	490,500	39,853
Textron, Inc.	1,444,800	49,441
TransDigm Group, Inc. (a)	220,500	49,553
		206,294
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	510,300	33,052
Hub Group, Inc. Class A (a)	474,700	14,464
PostNL NV (a)	7,313,000	26,613
		74,129
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	735,900	24,594
U.S. Ecology, Inc.	471,481	16,016
		40,610
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	534,000	20,949
Electrical Equipment - 2.7%
AMETEK, Inc.	1,225,192	57,645
Generac Holdings, Inc. (a)(b)	841,900	23,927
Hubbell, Inc. Class B	441,300	39,907
OSRAM Licht AG	350,728	15,659
Regal Beloit Corp.	392,500	22,062
Rockwell Automation, Inc.	218,900	20,920
		180,120
Machinery - 0.8%
Donaldson Co., Inc.	1,236,400	34,842
Rational AG	34,834	15,621
		50,463
Road & Rail - 2.6%
Genesee & Wyoming, Inc. Class A (a)	1,199,800	59,486
J.B. Hunt Transport Services, Inc.	891,100	64,783
Kansas City Southern	730,300	51,764
		176,033
Trading Companies & Distributors - 1.3%
Rush Enterprises, Inc. Class A (a)	760,500	14,526
United Rentals, Inc. (a)	1,467,673	70,316
		84,842

TOTAL INDUSTRIALS		833,440

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc.	4,725,500	37,709
Juniper Networks, Inc.	1,308,000	30,869
		68,578
Electronic Equipment & Components - 3.7%
Amphenol Corp. Class A	1,477,000	73,215
Arrow Electronics, Inc. (a)	1,368,400	70,609
CDW Corp.	712,500	27,396
Fabrinet (a)	1,150,331	28,655
IPG Photonics Corp. (a)	346,400	28,000
Keysight Technologies, Inc. (a)	692,700	16,209
		244,084
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	856,000	39,051
Endurance International Group Holdings, Inc. (a)(b)	2,414,100	22,161
GoDaddy, Inc. (a)(b)	1,115,000	33,996
Rightmove PLC	317,000	18,088
Shutterstock, Inc. (a)(b)	87,100	2,516
		115,812
IT Services - 5.9%
Alliance Data Systems Corp. (a)	166,200	33,205
Fidelity National Information Services, Inc.	849,386	50,734
First Data Corp.	2,497,973	31,728
First Data Corp. Class A (a)	3,030,700	40,520
Fiserv, Inc. (a)	550,700	52,074
FleetCor Technologies, Inc. (a)	259,700	31,902
Gartner, Inc. Class A (a)	763,000	67,060
Total System Services, Inc.	642,500	25,803
WNS Holdings Ltd. sponsored ADR (a)	2,158,700	61,933
		394,959
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	335,600	18,075
Lam Research Corp.	293,300	21,056
Maxim Integrated Products, Inc.	778,800	26,012
Silicon Laboratories, Inc. (a)	545,094	24,856
		89,999
Software - 3.4%
ANSYS, Inc. (a)	737,000	64,996
Aspen Technology, Inc. (a)	977,100	31,697
Citrix Systems, Inc. (a)	768,700	54,163
Nuance Communications, Inc. (a)	1,711,600	30,176
Red Hat, Inc. (a)	382,300	26,780
SolarWinds, Inc. (a)	335,100	20,089
		227,901

TOTAL INFORMATION TECHNOLOGY		1,141,333

MATERIALS - 1.1%
Chemicals - 0.1%
Albemarle Corp. U.S.	60,759	3,198
Containers & Packaging - 0.6%
WestRock Co.	1,191,200	42,026
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (b)	1,643,300	7,559
Novagold Resources, Inc. (a)(b)	5,269,776	22,194
		29,753

TOTAL MATERIALS		74,977

UTILITIES - 4.7%
Electric Utilities - 1.9%
IDACORP, Inc.	873,610	60,795
OGE Energy Corp.	1,598,500	41,929
Xcel Energy, Inc.	537,800	20,555
		123,279
Gas Utilities - 1.6%
Atmos Energy Corp.	1,250,597	86,566
Laclede Group, Inc.	342,900	21,925
		108,491
Multi-Utilities - 1.2%
Alliant Energy Corp.	1,182,400	77,258

TOTAL UTILITIES		309,028

TOTAL COMMON STOCKS
(Cost $5,570,737)		6,223,003
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20 (Cost $14,942)(f)	26,890	6,454
	Shares	Value (000s)

Money Market Funds - 9.2%
Fidelity Cash Central Fund, 0.38% (g)	411,876,223	411,876
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	203,369,683	203,370
TOTAL MONEY MARKET FUNDS
(Cost $615,246)		615,246
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $6,200,925)		6,844,703
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(193,282)
NET ASSETS - 100%		$6,651,421

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,880,000 or 0.8% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,454,000 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Masan Consumer Corp. (KKR Masan Aggregator LP) unit	4/3/13	$5,648
New Academy Holding Co. LLC unit	8/1/11	$30,988

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$798
Fidelity Securities Lending Cash Central Fund	5,253
Total	$6,051

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
KEYW Holding Corp.	$35,246	$--	$504	$--	$16,844
Noodles & Co.	19,353	23,182	1,139	--	29,189
Total	$54,599	$23,182	$1,643	$--	$46,033

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$971,007	$862,467	$67,092	$41,448
Consumer Staples	366,782	330,225	25,126	11,431
Energy	555,802	555,802	--	--
Financials	1,270,333	1,249,808	20,525	--
Health Care	700,301	559,777	140,524	--
Industrials	833,440	775,547	57,893	--
Information Technology	1,141,333	1,091,517	49,816	--
Materials	74,977	74,977	--	--
Utilities	309,028	309,028	--	--
Corporate Bonds	6,454	--	6,454	--
Money Market Funds	615,246	615,246	--	--
Total Investments in Securities:	$6,844,703	$6,424,394	$367,430	$52,879

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$103,112
Net Realized Gain (Loss) on Investment Securities	6,733
Net Unrealized Gain (Loss) on Investment Securities	(11,677)
Cost of Purchases	--
Proceeds of Sales	(45,289)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$52,879
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2016	$(5,991)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $6,201,836,000. Net unrealized appreciation aggregated $642,867,000, of which $1,451,586,000 related to appreciated investment securities and $808,719,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Discovery Fund

January 31, 2016

XS4-QTLY-0316
1.968034.102

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.5%
Household Durables - 7.0%
KB Home (a)	3,500,000	$38,010,000
Meritage Homes Corp. (b)	1,300,000	42,913,000
Taylor Morrison Home Corp. (b)	1,394,628	16,805,267
		97,728,267
Multiline Retail - 0.6%
Dillard's, Inc. Class A	116,520	8,204,173
Specialty Retail - 7.9%
Aarons, Inc. Class A	1,690,000	38,667,200
Finish Line, Inc. Class A	875,414	16,580,341
Genesco, Inc. (b)	431,410	28,533,457
Rent-A-Center, Inc.	2,000,000	27,240,000
		111,020,998

TOTAL CONSUMER DISCRETIONARY		216,953,438

CONSUMER STAPLES - 2.2%
Food Products - 2.2%
Post Holdings, Inc. (b)	535,300	31,315,050
ENERGY - 5.7%
Energy Equipment & Services - 2.5%
Hornbeck Offshore Services, Inc. (a)(b)	965,000	7,845,450
Oil States International, Inc. (b)	499,460	14,099,756
Tidewater, Inc. (a)(c)	2,370,000	12,584,700
		34,529,906
Oil, Gas & Consumable Fuels - 3.2%
Northern Oil & Gas, Inc. (a)(b)	2,950,000	9,735,000
World Fuel Services Corp.	900,000	35,055,000
		44,790,000

TOTAL ENERGY		79,319,906

FINANCIALS - 23.6%
Banks - 8.3%
Associated Banc-Corp.	1,502,600	26,370,630
First Citizen Bancshares, Inc.	166,738	41,027,552
Hilltop Holdings, Inc. (b)	81,800	1,306,346
PacWest Bancorp	400,000	14,684,000
TCF Financial Corp.	2,700,000	32,427,000
		115,815,528
Capital Markets - 8.5%
Federated Investors, Inc. Class B (non-vtg.)	1,200,000	30,348,000
Monex Group, Inc.	8,062,200	20,458,883
OM Asset Management Ltd.	2,100,000	23,751,000
Waddell & Reed Financial, Inc. Class A	1,600,000	43,904,002
		118,461,885
Insurance - 2.3%
Aspen Insurance Holdings Ltd.	700,600	32,584,906
Real Estate Investment Trusts - 1.4%
Franklin Street Properties Corp.	819,200	7,995,392
Rouse Properties, Inc.	650,000	11,375,000
		19,370,392
Thrifts& Mortgage Finance - 3.1%
Astoria Financial Corp.	1,200,000	18,156,000
Washington Federal, Inc.	1,201,100	25,643,485
		43,799,485

TOTAL FINANCIALS		330,032,196

HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 3.3%
Hill-Rom Holdings, Inc.	600,000	29,328,000
Integra LifeSciences Holdings Corp. (b)	256,769	15,778,455
		45,106,455
Health Care Providers & Services - 8.4%
AmSurg Corp. (b)	500,000	36,595,000
Chemed Corp.	98,505	13,822,222
Civitas Solutions, Inc. (b)	1,698,866	40,874,716
Team Health Holdings, Inc. (b)	325,000	13,282,750
VCA, Inc. (b)	250,000	12,817,500
		117,392,188
Pharmaceuticals - 1.6%
Innoviva, Inc.	2,239,339	22,438,177

TOTAL HEALTH CARE		184,936,820

INDUSTRIALS - 12.9%
Commercial Services & Supplies - 3.1%
Essendant, Inc.	581,400	17,360,604
HNI Corp.	398,000	13,539,960
Knoll, Inc.	670,200	12,298,170
		43,198,734
Electrical Equipment - 2.4%
EnerSys	679,761	32,920,825
Machinery - 2.6%
Columbus McKinnon Corp. (NY Shares)	235,338	3,365,333
Hillenbrand, Inc.	480,000	12,998,400
Mueller Industries, Inc.	800,000	20,360,000
		36,723,733
Professional Services - 1.9%
FTI Consulting, Inc. (b)	800,000	27,112,000
Road & Rail - 0.4%
Swift Transporation Co. (a)(b)	370,313	6,039,805
Trading Companies & Distributors - 2.5%
WESCO International, Inc. (a)(b)	852,430	34,421,123

TOTAL INDUSTRIALS		180,416,220

INFORMATION TECHNOLOGY - 18.1%
Electronic Equipment & Components - 7.0%
Ingram Micro, Inc. Class A	1,400,000	39,480,000
SYNNEX Corp.	239,900	20,139,605
Tech Data Corp. (b)	600,000	37,440,000
		97,059,605
Internet Software & Services - 7.3%
Blucora, Inc. (b)	1,282,689	11,069,606
Cimpress NV (b)	350,000	27,482,000
j2 Global, Inc.	500,000	36,255,000
Monster Worldwide, Inc. (b)(c)	5,500,000	27,445,000
		102,251,606
IT Services - 3.0%
Booz Allen Hamilton Holding Corp. Class A	450,000	12,730,500
CACI International, Inc. Class A (b)	350,000	29,074,500
		41,805,000
Software - 0.8%
SS&C Technologies Holdings, Inc.	175,000	11,250,750

TOTAL INFORMATION TECHNOLOGY		252,366,961

MATERIALS - 5.3%
Containers & Packaging - 2.1%
Silgan Holdings, Inc.	550,000	29,078,500
Metals & Mining - 3.2%
Carpenter Technology Corp.	705,007	19,570,994
Compass Minerals International, Inc.	200,000	14,970,000
Haynes International, Inc.	300,000	9,600,000
		44,140,994

TOTAL MATERIALS		73,219,494

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat SA (b)	848,200	2,832,988
UTILITIES - 1.2%
Gas Utilities - 1.2%
Southwest Gas Corp.	289,100	17,007,753
TOTAL COMMON STOCKS
(Cost $1,518,840,596)		1,368,400,826

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.38% (d)	19,562,082	19,562,082
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	45,921,847	45,921,847
TOTAL MONEY MARKET FUNDS
(Cost $65,483,929)		65,483,929
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $1,584,324,525)		1,433,884,755
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(38,058,668)
NET ASSETS - 100%		$1,395,826,087

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,695
Fidelity Securities Lending Cash Central Fund	610,178
Total	$659,873

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Blucora, Inc.	$28,023,500	$--	$8,666,827	$--	$--
Monster Worldwide, Inc.	17,081,000	16,521,348	--	--	27,445,000
Tidewater, Inc.	--	40,853,696	--	904,760	12,584,700
Total	$45,104,500	$57,375,044	$8,666,827	$904,760	$40,029,700

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$216,953,438	$216,953,438	$--	$--
Consumer Staples	31,315,050	31,315,050	--	--
Energy	79,319,906	79,319,906	--	--
Financials	330,032,196	309,573,313	20,458,883	--
Health Care	184,936,820	184,936,820	--	--
Industrials	180,416,220	180,416,220	--	--
Information Technology	252,366,961	252,366,961	--	--
Materials	73,219,494	73,219,494	--	--
Telecommunication Services	2,832,988	2,832,988	--	--
Utilities	17,007,753	17,007,753	--	--
Money Market Funds	65,483,929	65,483,929	--	--
Total Investments in Securities:	$1,433,884,755	$1,413,425,872	$20,458,883	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,584,350,885. Net unrealized depreciation aggregated $150,466,130, of which $144,135,574 related to appreciated investment securities and $294,601,704 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Stock Fund

January 31, 2016

LCS-QTLY-0316
1.813034.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.1%
Harley-Davidson, Inc.	26,200	$1,048
Tesla Motors, Inc. (a)	1,200	229
		1,277
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. (a)	85,000	3,588
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	105,600	4,763
Yum! Brands, Inc.	203,688	14,741
		19,504
Household Durables - 0.4%
KB Home	650,100	7,060
Taylor Morrison Home Corp. (a)	247,282	2,980
		10,040
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	871,003	111
Polaris Industries, Inc.	6,800	502
		613
Media - 4.6%
Comcast Corp. Class A	738,113	41,120
Scripps Networks Interactive, Inc. Class A	231,100	14,090
Sinclair Broadcast Group, Inc. Class A	194,000	6,402
Time Warner, Inc.	473,241	33,335
Viacom, Inc. Class B (non-vtg.)	385,600	17,599
		112,546
Multiline Retail - 2.0%
Target Corp.	654,919	47,429
Specialty Retail - 1.2%
Lowe's Companies, Inc.	392,170	28,103
Sally Beauty Holdings, Inc. (a)	57,000	1,571
		29,674
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	49,200	1,963

TOTAL CONSUMER DISCRETIONARY		226,634

CONSUMER STAPLES - 6.9%
Beverages - 2.1%
Diageo PLC	482,512	12,990
The Coca-Cola Co.	877,775	37,674
		50,664
Food & Staples Retailing - 1.1%
CVS Health Corp.	131,089	12,662
United Natural Foods, Inc. (a)	94,400	3,306
Walgreens Boots Alliance, Inc.	121,095	9,654
		25,622
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	59,700	4,328
Household Products - 2.1%
Procter & Gamble Co.	632,868	51,699
Tobacco - 1.4%
British American Tobacco PLC sponsored ADR	83,209	9,237
Philip Morris International, Inc.	281,234	25,314
		34,551

TOTAL CONSUMER STAPLES		166,864

ENERGY - 10.5%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	142,600	6,205
Ensco PLC Class A	159,750	1,562
Helmerich & Payne, Inc. (c)	55,800	2,835
National Oilwell Varco, Inc.	226,618	7,374
Oceaneering International, Inc.	293,300	9,928
Schlumberger Ltd.	120,145	8,683
		36,587
Oil, Gas & Consumable Fuels - 9.0%
Amyris, Inc. (a)(c)	1,601,961	2,355
Anadarko Petroleum Corp.	66,800	2,611
Apache Corp.	592,740	25,215
Cabot Oil & Gas Corp.	401,800	8,337
Cenovus Energy, Inc.	272,200	3,354
Chevron Corp.	562,757	48,662
ConocoPhillips Co.	349,900	13,674
Devon Energy Corp.	106,600	2,974
Energy Transfer Equity LP	345,600	3,000
Golar LNG Ltd.	108,700	2,024
Imperial Oil Ltd.	559,200	17,144
Kinder Morgan, Inc.	628,500	10,339
Legacy Reserves LP	185,762	243
MPLX LP	71,418	2,198
Noble Energy, Inc.	44,100	1,428
SM Energy Co.	225,200	3,148
Suncor Energy, Inc.	1,499,800	35,522
The Williams Companies, Inc.	907,741	17,519
Williams Partners LP	887,400	19,541
		219,288

TOTAL ENERGY		255,875

FINANCIALS - 20.0%
Banks - 13.7%
Bank of America Corp.	4,920,050	69,570
Citigroup, Inc.	1,317,758	56,110
Comerica, Inc.	283,700	9,731
Fifth Third Bancorp	134,800	2,130
JPMorgan Chase & Co.	1,673,471	99,570
Lloyds Banking Group PLC	980,500	919
PNC Financial Services Group, Inc.	88,320	7,653
Regions Financial Corp.	1,784,600	14,491
Standard Chartered PLC (United Kingdom)	841,923	5,680
SunTrust Banks, Inc.	684,492	25,039
U.S. Bancorp	673,785	26,992
Wells Fargo & Co.	277,650	13,946
		331,831
Capital Markets - 4.7%
Charles Schwab Corp.	594,386	15,175
Franklin Resources, Inc.	73,700	2,554
Goldman Sachs Group, Inc.	9,500	1,535
KKR & Co. LP	713,698	9,728
Morgan Stanley	887,607	22,971
Northern Trust Corp.	305,906	18,991
PJT Partners, Inc. (a)	384	10
State Street Corp.	650,942	36,277
The Blackstone Group LP	273,800	7,193
		114,434
Diversified Financial Services - 0.0%
KKR Renaissance Co-Invest LP unit (a)(b)	20,500	1,135
Insurance - 0.7%
MetLife, Inc.	261,810	11,690
Principal Financial Group, Inc.	143,500	5,453
		17,143
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	827,992	5,481
Radian Group, Inc.	1,601,390	16,110
		21,591

TOTAL FINANCIALS		486,134

HEALTH CARE - 13.2%
Biotechnology - 2.8%
AbbVie, Inc.	96,800	5,314
Alnylam Pharmaceuticals, Inc. (a)	32,100	2,213
Amgen, Inc.	117,803	17,992
Biogen, Inc. (a)	54,900	14,991
BioMarin Pharmaceutical, Inc. (a)	54,000	3,997
Celgene Corp. (a)	64,400	6,461
Celldex Therapeutics, Inc. (a)	12,000	100
Discovery Laboratories, Inc. (a)	82,403	196
Genocea Biosciences, Inc. (a)	42,900	133
Insmed, Inc. (a)	130,344	1,721
Intercept Pharmaceuticals, Inc. (a)	126,848	13,475
Spark Therapeutics, Inc.	42,400	1,194
		67,787
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	254,075	9,617
Alere, Inc. (a)	698,639	25,989
Boston Scientific Corp. (a)	1,613,127	28,278
Medtronic PLC	200,400	15,214
Neovasc, Inc. (a)	83,100	284
St. Jude Medical, Inc.	54,900	2,902
Zimmer Biomet Holdings, Inc.	83,900	8,328
		90,612
Health Care Providers & Services - 1.4%
Express Scripts Holding Co. (a)	158,867	11,418
McKesson Corp.	130,304	20,976
		32,394
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	84,200	279
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	111,400	4,194
Pharmaceuticals - 5.1%
Allergan PLC (a)	25,713	7,314
Bristol-Myers Squibb Co.	21,900	1,361
GlaxoSmithKline PLC sponsored ADR	932,311	38,495
Jazz Pharmaceuticals PLC (a)	60,693	7,814
Johnson & Johnson	257,810	26,926
Sanofi SA	18,186	1,512
Teva Pharmaceutical Industries Ltd. sponsored ADR	571,301	35,124
TherapeuticsMD, Inc. (a)	730,700	5,225
		123,771

TOTAL HEALTH CARE		319,037

INDUSTRIALS - 12.6%
Aerospace & Defense - 1.5%
KEYW Holding Corp. (a)	120,718	567
The Boeing Co.	185,037	22,228
United Technologies Corp.	154,478	13,546
		36,341
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	49,300	3,193
FedEx Corp.	91,500	12,159
Hub Group, Inc. Class A (a)	160,200	4,881
United Parcel Service, Inc. Class B	294,675	27,464
		47,697
Building Products - 0.3%
Caesarstone Sdot-Yam Ltd. (a)	27,800	1,045
Lennox International, Inc.	47,300	5,667
		6,712
Commercial Services & Supplies - 0.6%
ADT Corp. (c)	351,885	10,409
Stericycle, Inc. (a)	27,600	3,322
		13,731
Electrical Equipment - 1.1%
AMETEK, Inc.	158,670	7,465
Eaton Corp. PLC	92,500	4,672
Emerson Electric Co.	241,500	11,104
Hubbell, Inc. Class B	51,200	4,630
		27,871
Industrial Conglomerates - 3.5%
General Electric Co.	2,906,203	84,571
Machinery - 0.9%
Cummins, Inc.	9,800	881
Deere & Co.	96,000	7,393
Ingersoll-Rand PLC	86,871	4,471
Joy Global, Inc. (c)	168,200	1,677
Rexnord Corp. (a)	329,600	5,396
Wabtec Corp.	1,900	122
Xylem, Inc.	37,400	1,345
		21,285
Professional Services - 0.3%
Acacia Research Corp. (a)	24,000	90
IHS, Inc. Class A (a)	7,300	764
Verisk Analytics, Inc. (a)	100,130	7,309
		8,163
Road & Rail - 2.4%
CSX Corp.	822,799	18,941
Genesee & Wyoming, Inc. Class A (a)	198,200	9,827
J.B. Hunt Transport Services, Inc.	132,500	9,633
Kansas City Southern	114,200	8,094
Norfolk Southern Corp.	80,942	5,706
Old Dominion Freight Lines, Inc. (a)	88,400	4,847
Union Pacific Corp.	35,000	2,520
		59,568

TOTAL INDUSTRIALS		305,939

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 3.3%
Cisco Systems, Inc.	1,451,061	34,521
Qualcomm, Inc.	1,022,050	46,340
		80,861
Internet Software & Services - 4.7%
Alphabet, Inc.:
Class A	62,487	47,574
Class C	54,878	40,772
Facebook, Inc. Class A (a)	110,200	12,366
Twitter, Inc. (a)	339,500	5,704
Yahoo!, Inc. (a)	266,850	7,875
		114,291
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	82,516	5,224
First Data Corp.	620,516	7,881
First Data Corp. Class A (a)	112,600	1,505
IBM Corp.	182,369	22,758
MasterCard, Inc. Class A	311,000	27,688
Paychex, Inc.	262,039	12,541
PayPal Holdings, Inc. (a)	183,100	6,617
Unisys Corp. (a)	632,195	6,208
Visa, Inc. Class A	500,180	37,258
		127,680
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Group Ltd.	254,700	2,254
Maxim Integrated Products, Inc.	62,600	2,091
		4,345
Software - 4.7%
Adobe Systems, Inc. (a)	88,890	7,923
Autodesk, Inc. (a)	124,969	5,851
Microsoft Corp.	1,342,096	73,936
Mobileye NV (a)(c)	80,700	2,189
Oracle Corp.	484,139	17,579
Salesforce.com, Inc. (a)	111,400	7,582
		115,060
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	725,729	70,642
EMC Corp.	1,138,100	28,191
Western Digital Corp.	72,000	3,455
		102,288

TOTAL INFORMATION TECHNOLOGY		544,525

MATERIALS - 3.2%
Chemicals - 2.7%
CF Industries Holdings, Inc.	119,300	3,579
E.I. du Pont de Nemours & Co.	103,638	5,468
Intrepid Potash, Inc. (a)	587,905	1,282
LyondellBasell Industries NV Class A	45,600	3,555
Monsanto Co.	304,573	27,594
Potash Corp. of Saskatchewan, Inc.	571,000	9,309
Syngenta AG (Switzerland)	33,639	12,386
W.R. Grace & Co. (a)	37,700	3,067
		66,240
Containers & Packaging - 0.4%
WestRock Co.	263,769	9,306
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (c)	496,700	2,285

TOTAL MATERIALS		77,831

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	363,500	18,164
UTILITIES - 0.7%
Electric Utilities - 0.6%
Exelon Corp.	438,700	12,972
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	239,300	2,833

TOTAL UTILITIES		15,805

TOTAL COMMON STOCKS
(Cost $2,244,922)		2,416,808
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc.:
5% 10/15/18 (b)	995	853
9.5% 4/15/19 (d)	639	542
		1,395
TOTAL CONVERTIBLE BONDS
(Cost $1,634)		1,395
	Shares	Value (000s)

Money Market Funds - 0.5%
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)
(Cost $11,212)	11,211,573	11,212
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $2,257,768)		2,429,415
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,551)
NET ASSETS - 100%		$2,425,864

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,099,000 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $542,000 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13 - 10/15/15	$995
KKR Renaissance Co-Invest LP unit	7/25/13	$2,163
NJOY, Inc.	6/7/13 - 2/14/14	$2,381

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9
Fidelity Securities Lending Cash Central Fund	363
Total	$372

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$226,634	$226,523	$--	$111
Consumer Staples	166,864	153,874	12,990	--
Energy	255,875	255,875	--	--
Financials	486,134	478,400	6,599	1,135
Health Care	319,037	317,525	1,512	--
Industrials	305,939	305,939	--	--
Information Technology	544,525	536,644	7,881	--
Materials	77,831	65,445	12,386	--
Telecommunication Services	18,164	18,164	--	--
Utilities	15,805	15,805	--	--
Corporate Bonds	1,395	--	1,395	--
Money Market Funds	11,212	11,212	--	--
Total Investments in Securities:	$2,429,415	$2,385,406	$42,763	$1,246

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $2,274,101,000. Net unrealized appreciation aggregated $155,314,000, of which $461,424,000 related to appreciated investment securities and $306,110,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Event Driven Opportunities Fund

January 31, 2016

AEDO-QTLY-0316
1.9585371.102

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value
CONSUMER DISCRETIONARY - 31.8%
Diversified Consumer Services - 1.7%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	17,300	$137,362
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	1,230	77,564
Household Durables - 1.6%
TopBuild Corp. (a)	4,912	131,543
Internet & Catalog Retail - 0.8%
Liberty TripAdvisor Holdings, Inc. (a)	2,811	62,770
Leisure Products - 1.6%
Vista Outdoor, Inc. (a)	2,600	125,346
Media - 21.5%
Cable One, Inc.	166	71,378
Gannett Co., Inc.	7,636	113,318
Journal Media Group, Inc.	93,152	1,119,689
The Madison Square Garden Co. (a)	786	121,107
Time, Inc.	8,731	130,965
Tribune Publishing Co.	5,366	50,118
Twenty-First Century Fox, Inc. Class B	4,557	123,495
		1,730,070
Specialty Retail - 3.5%
Barnes & Noble Education, Inc. (a)	12,851	141,618
Office Depot, Inc. (a)	14,412	74,222
Signet Jewelers Ltd.	587	68,092
		283,932
Textiles, Apparel & Luxury Goods - 0.1%
Fossil Group, Inc. (a)	200	6,520

TOTAL CONSUMER DISCRETIONARY		2,555,107

CONSUMER STAPLES - 11.9%
Food Products - 1.5%
Mondelez International, Inc.	2,828	121,887
Tobacco - 10.4%
Universal Corp.	15,163	829,871

TOTAL CONSUMER STAPLES		951,758

ENERGY - 3.0%
Energy Equipment & Services - 1.6%
Exterran Corp. (a)	7,510	124,065
Oil, Gas & Consumable Fuels - 1.4%
Columbia Pipeline Group, Inc.	6,085	112,877

TOTAL ENERGY		236,942

FINANCIALS - 10.6%
Capital Markets - 4.0%
Apollo Investment Corp.	11,545	58,533
Ashford, Inc. (a)	1,220	64,782
Greenhill & Co., Inc.	5,690	135,308
NorthStar Asset Management Group, Inc.	5,226	60,308
		318,931
Consumer Finance - 0.9%
Encore Capital Group, Inc. (a)	3,114	71,373
Diversified Financial Services - 1.0%
MSCI, Inc. Class A	1,218	83,847
Insurance - 0.8%
FNF Group	2,095	67,836
Real Estate Investment Trusts - 1.7%
Four Corners Property Trust, Inc.	4,943	83,537
WP Glimcher, Inc.	5,990	54,389
		137,926
Thrifts & Mortgage Finance - 2.2%
Astoria Financial Corp.	8,130	123,007
Fannie Mae (a)	19,235	25,583
Freddie Mac (a)	19,801	25,939
		174,529

TOTAL FINANCIALS		854,442

HEALTH CARE - 6.4%
Biotechnology - 1.6%
Baxalta, Inc.	3,230	129,232
Health Care Equipment & Supplies - 1.6%
Halyard Health, Inc. (a)	2,554	63,339
Masimo Corp. (a)	1,714	62,990
		126,329
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	5,680	78,270
Pharmaceuticals - 2.2%
Valeant Pharmaceuticals International, Inc. (United States) (a)	1,187	107,091
Zoetis, Inc. Class A	1,735	74,692
		181,783

TOTAL HEALTH CARE		515,614

INDUSTRIALS - 17.0%
Aerospace & Defense - 2.9%
KLX, Inc. (a)	2,310	67,521
Triumph Group, Inc.	4,434	113,067
Vectrus, Inc. (a)	2,650	52,364
		232,952
Building Products - 2.4%
Allegion PLC	1,132	68,554
Armstrong World Industries, Inc. (a)	3,209	124,124
		192,678
Commercial Services & Supplies - 5.0%
Matthews International Corp. Class A	1,421	70,922
Progressive Waste Solution Ltd. (Canada)	4,696	132,040
Recall Holdings Ltd.	14,546	68,340
The Brink's Co.	4,343	127,684
		398,986
Electrical Equipment - 1.6%
Babcock & Wilcox Enterprises, Inc. (a)	6,343	130,983
Machinery - 3.9%
Allison Transmission Holdings, Inc.	5,327	126,729
SPX Flow, Inc. (a)	2,640	62,938
Valmet Corp.	12,400	123,278
		312,945
Professional Services - 1.0%
Insperity, Inc.	1,759	79,032
Trading Companies & Distributors - 0.2%
Now, Inc. (a)	1,370	18,577

TOTAL INDUSTRIALS		1,366,153

INFORMATION TECHNOLOGY - 6.2%
Electronic Equipment & Components - 1.5%
Keysight Technologies, Inc. (a)	2,379	55,669
Kimball Electronics, Inc. (a)	6,584	66,103
		121,772
Internet Software & Services - 1.6%
Rackspace Hosting, Inc. (a)	2,430	49,110
Rightside Group Ltd. (a)	8,602	77,418
		126,528
Semiconductors & Semiconductor Equipment - 0.9%
Semtech Corp. (a)	3,764	75,656
Software - 1.7%
CDK Global, Inc.	1,696	74,709
Xura, Inc. (a)	3,048	65,410
		140,119
Technology Hardware, Storage & Peripherals - 0.5%
Quantum Corp. (a)	76,574	36,388

TOTAL INFORMATION TECHNOLOGY		500,463

MATERIALS - 1.8%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	266	33,705
Containers & Packaging - 1.4%
Orora Ltd.	43,316	67,638
Owens-Illinois, Inc. (a)	3,411	44,138
		111,776

TOTAL MATERIALS		145,481

TOTAL COMMON STOCKS
(Cost $7,103,086)		7,125,960
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.24% 3/10/16 (b)
(Cost $39,990)	40,000	39,990
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.38% (c)
(Cost $424,384)	424,384	424,384

Equity Funds - 4.5%
Large Blend Funds - 4.5%
iShares Russell 3000 Index ETF
(Cost $391,438)	3,200	362,976
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $7,958,898)		7,953,310
NET OTHER ASSETS (LIABILITIES) - 1.0%		83,308
NET ASSETS - 100%		$8,036,618

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3 CME E-mini S&P 500 Index Contracts (United States)	March 2016	289,515	$(10,652)
1 ICE Russell 2000 Index Contracts (United States)	March 2016	103,140	(8,654)
TOTAL FUTURES CONTRACTS		$392,655	$(19,306)

The face value of futures purchased as a percentage of Net Assets is 4.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,990.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$336

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,555,107	$2,555,107	$--	$--
Consumer Staples	951,758	951,758	--	--
Energy	236,942	236,942	--	--
Financials	854,442	854,442	--	--
Health Care	515,614	515,614	--	--
Industrials	1,366,153	1,174,535	191,618	--
Information Technology	500,463	500,463	--	--
Materials	145,481	77,843	67,638	--
U.S. Government and Government Agency Obligations	39,990	--	39,990	--
Money Market Funds	424,384	424,384	--	--
Equity Funds	362,976	362,976	--	--
Total Investments in Securities:	$7,953,310	$7,654,064	$299,246	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(19,306)	$(19,306)	$--	$--
Total Liabilities	$(19,306)	$(19,306)	$--	$--
Total Derivative Instruments:	$(19,306)	$(19,306)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$159,735
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $7,998,593. Net unrealized depreciation aggregated $45,283, of which $887,327 related to appreciated investment securities and $932,610 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Discovery Fund

January 31, 2016

SMR-QTLY-0316
1.813037.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Household Durables - 2.3%
KB Home (a)	4,500,000	$48,870,000
Meritage Homes Corp. (b)	1,900,080	62,721,641
		111,591,641
Leisure Products - 2.3%
Brunswick Corp.	2,800,000	111,580,000
Multiline Retail - 1.4%
Big Lots, Inc.	1,000,000	38,780,000
Dillard's, Inc. Class A	410,073	28,873,240
		67,653,240
Specialty Retail - 7.9%
Aarons, Inc. Class A (c)	5,400,000	123,552,000
Finish Line, Inc. Class A (c)	3,084,203	58,414,805
Genesco, Inc. (b)(c)	1,697,300	112,259,422
Murphy U.S.A., Inc. (b)	258,368	14,946,589
Rent-A-Center, Inc. (c)	5,300,000	72,186,000
		381,358,816

TOTAL CONSUMER DISCRETIONARY		672,183,697

CONSUMER STAPLES - 2.9%
Food Products - 2.9%
Post Holdings, Inc. (b)	2,400,000	140,400,000
ENERGY - 3.0%
Energy Equipment & Services - 3.0%
Oil States International, Inc. (b)	1,750,000	49,402,500
ShawCor Ltd. Class A	856,900	18,503,266
Superior Energy Services, Inc.	4,900,000	50,519,000
Tidewater, Inc. (a)(c)	4,675,000	24,824,250
		143,249,016
FINANCIALS - 22.6%
Banks - 10.2%
Associated Banc-Corp.	5,315,300	93,283,515
Cathay General Bancorp	2,450,000	68,600,000
First Citizen Bancshares, Inc.	390,951	96,197,403
First Citizen Bancshares, Inc. Class A (b)	200,000	49,212,000
Hilltop Holdings, Inc. (b)	285,927	4,566,254
PacWest Bancorp	1,350,000	49,558,500
TCF Financial Corp. (c)	10,900,000	130,909,000
		492,326,672
Capital Markets - 5.0%
Federated Investors, Inc. Class B (non-vtg.)	5,000,000	126,450,000
Waddell & Reed Financial, Inc. Class A (c)	4,186,986	114,890,896
		241,340,896
Insurance - 1.1%
Amerisafe, Inc. (c)	1,000,000	51,010,000
Real Estate Investment Trusts - 2.9%
Franklin Street Properties Corp.	2,700,000	26,352,000
Rouse Properties, Inc. (a)	2,400,000	42,000,000
The GEO Group, Inc.	2,500,000	73,950,000
		142,302,000
Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp.	4,000,000	60,520,000
Washington Federal, Inc.	4,796,655	102,408,584
		162,928,584

TOTAL FINANCIALS		1,089,908,152

HEALTH CARE - 16.0%
Health Care Equipment & Supplies - 3.7%
Hill-Rom Holdings, Inc.	1,800,000	87,984,000
Integra LifeSciences Holdings Corp. (b)	1,452,056	89,228,841
		177,212,841
Health Care Providers & Services - 10.7%
AmSurg Corp. (b)	1,900,000	139,061,000
Chemed Corp.	662,703	92,990,485
Owens & Minor, Inc. (c)	3,200,000	110,880,000
Team Health Holdings, Inc. (b)	2,200,000	89,914,000
VCA, Inc. (b)	1,600,000	82,032,000
		514,877,485
Pharmaceuticals - 1.6%
Innoviva, Inc. (c)	7,902,428	79,182,329

TOTAL HEALTH CARE		771,272,655

INDUSTRIALS - 12.9%
Commercial Services & Supplies - 2.4%
Essendant, Inc.	1,499,500	44,775,070
HNI Corp.	2,050,226	69,748,689
		114,523,759
Electrical Equipment - 3.2%
EnerSys (c)	2,600,000	125,918,000
Powell Industries, Inc. (c)	1,200,000	30,048,000
		155,966,000
Machinery - 1.3%
Columbus McKinnon Corp. (NY Shares) (c)	1,262,984	18,060,671
Hillenbrand, Inc.	1,650,000	44,682,000
		62,742,671
Professional Services - 2.5%
FTI Consulting, Inc. (b)(c)	3,531,781	119,692,058
Road & Rail - 0.5%
Swift Transporation Co. (b)	1,294,187	21,108,190
Trading Companies & Distributors - 3.0%
Diploma PLC	3,000,000	28,737,544
WESCO International, Inc. (a)(b)(c)	2,897,470	116,999,839
		145,737,383

TOTAL INDUSTRIALS		619,770,061

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 0.2%
Polycom, Inc. (b)	926,536	9,441,402
Electronic Equipment & Components - 7.5%
Ingram Micro, Inc. Class A	5,000,000	140,999,998
SYNNEX Corp.	1,012,681	85,014,570
Tech Data Corp. (b)(c)	2,200,000	137,280,000
		363,294,568
Internet Software & Services - 5.2%
Blucora, Inc. (b)	1,745,103	15,060,239
Cimpress NV (a)(b)	1,350,000	106,002,000
j2 Global, Inc.	1,800,000	130,518,000
		251,580,239
IT Services - 4.8%
Booz Allen Hamilton Holding Corp. Class A	3,800,000	107,502,000
CACI International, Inc. Class A (b)(c)	1,500,000	124,605,000
		232,107,000
Software - 1.5%
SS&C Technologies Holdings, Inc.	1,100,000	70,719,000

TOTAL INFORMATION TECHNOLOGY		927,142,209

MATERIALS - 5.4%
Containers & Packaging - 1.9%
Silgan Holdings, Inc.	1,725,000	91,200,750
Metals & Mining - 3.5%
Carpenter Technology Corp. (c)	3,026,588	84,018,083
Compass Minerals International, Inc.	700,000	52,395,000
Haynes International, Inc. (c)	1,100,000	35,200,000
		171,613,083

TOTAL MATERIALS		262,813,833

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Intelsat SA (a)(b)(c)	5,792,000	19,345,280
UTILITIES - 1.0%
Electric Utilities - 1.0%
Portland General Electric Co.	1,200,000	46,644,000
TOTAL COMMON STOCKS
(Cost $4,178,893,580)		4,692,728,903

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.38% (d)	97,403,516	97,403,516
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	123,729,830	123,729,830
TOTAL MONEY MARKET FUNDS
(Cost $221,133,346)		221,133,346
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $4,400,026,926)		4,913,862,249
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(93,092,000)
NET ASSETS - 100%		$4,820,770,249

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$124,051
Fidelity Securities Lending Cash Central Fund	3,845,409
Total	$3,969,460

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aarons, Inc. Class A	$190,220,988	$27,317,918	$48,009,272	$365,000	$123,552,000
Amerisafe, Inc.	52,420,400	--	8,576,418	3,498,000	51,010,000
Blucora, Inc.	28,069,800	--	2,599,380	--	--
CACI International, Inc. Class A	163,244,000	--	33,415,023	--	124,605,000
Carpenter Technology Corp.	77,850,000	30,846,282	--	972,000	84,018,083
Chemed Corp.	121,012,500	--	54,260,057	711,000	--
Columbus McKinnon Corp. (NY Shares)	47,423,200	--	8,568,643	224,400	18,060,671
EnerSys	183,330,000	--	6,492,937	1,382,500	125,918,000
Finish Line, Inc. Class A	--	53,124,626	--	--	58,414,805
FTI Consulting, Inc.	164,440,000	--	16,173,739	--	119,692,058
Genesco, Inc.	114,903,000	--	178,516	--	112,259,422
GrafTech International Ltd.	55,646,211	--	57,646,020	--	--
Haynes International, Inc.	48,917,000	--	--	726,000	35,200,000
Innoviva, Inc.	81,729,099	35,754,498	--	3,122,059	79,182,329
Integra LifeSciences Holdings Corp.	135,194,000	--	54,000,093	--	--
Intelsat SA	73,022,000	--	22,902	--	19,345,280
j2 Global, Inc.	180,362,000	--	59,495,365	2,272,500	--
Owens & Minor, Inc.	107,904,000	--	--	2,424,000	110,880,000
Powell Industries, Inc.	39,828,000	--	--	936,000	30,048,000
QuinStreet, Inc.	21,720,000	--	20,293,304	--	--
Rent-A-Center, Inc.	133,200,000	15,072,042	--	3,432,000	72,186,000
Rouse Properties, Inc.	59,398,000	--	17,579,803	1,836,000	--
RTI International Metals, Inc.	79,065,000	--	15,333,147	--	--
TCF Financial Corp.	172,260,000	--	1,532,797	1,917,500	130,909,000
Tech Data Corp.	177,565,500	--	65,677,009	--	137,280,000
Tidewater, Inc.	83,070,000	41,405,618	--	3,462,500	24,824,250
UIL Holdings Corp.	144,652,000	--	136,875,910	3,369,600	--
Vera Bradley, Inc.	26,607,326	22,567,899	51,328,740	--	--
Waddell & Reed Financial, Inc. Class A	157,824,000	35,065,329	--	4,764,014	114,890,896
Washington Federal, Inc.	109,116,720	--	5,677,937	2,593,674	--
WESCO International, Inc.	115,424,000	77,398,675	--	--	116,999,839
Total	$3,145,418,744	$338,552,887	$663,737,012	$38,008,747	$1,689,275,633

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$672,183,697	$672,183,697	$--	$--
Consumer Staples	140,400,000	140,400,000	--	--
Energy	143,249,016	143,249,016	--	--
Financials	1,089,908,152	1,089,908,152	--	--
Health Care	771,272,655	771,272,655	--	--
Industrials	619,770,061	591,032,517	28,737,544	--
Information Technology	927,142,209	927,142,209	--	--
Materials	262,813,833	262,813,833	--	--
Telecommunication Services	19,345,280	19,345,280	--	--
Utilities	46,644,000	46,644,000	--	--
Money Market Funds	221,133,346	221,133,346	--	--
Total Investments in Securities:	$4,913,862,249	$4,885,124,705	$28,737,544	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $4,401,796,415. Net unrealized appreciation aggregated $512,065,834, of which $1,132,560,707 related to appreciated investment securities and $620,494,873 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Stock Fund

January 31, 2016

SLC-QTLY-0316
1.813072.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.7%
Diversified Consumer Services - 1.5%
ServiceMaster Global Holdings, Inc. (a)	673,057	$28,410
Hotels, Restaurants & Leisure - 2.6%
Extended Stay America, Inc. unit	454,000	5,816
Popeyes Louisiana Kitchen, Inc. (a)	217,200	13,386
Ruth's Hospitality Group, Inc.	574,750	9,340
Sonic Corp.	698,000	20,507
		49,049
Household Durables - 1.4%
KB Home (b)	1,508,000	16,377
New Home Co. LLC (a)	874,375	8,857
		25,234
Internet & Catalog Retail - 1.0%
Expedia, Inc.	49,311	4,982
HSN, Inc.	284,000	13,365
		18,347
Leisure Products - 1.9%
Amer Group PLC (A Shares)	336,862	9,220
Vista Outdoor, Inc. (a)	544,047	26,229
		35,449
Media - 1.8%
AMC Networks, Inc. Class A (a)	168,000	12,229
MDC Partners, Inc. Class A	505,000	9,868
Starz Series A (a)	405,285	11,522
		33,619
Multiline Retail - 0.7%
Dillard's, Inc. Class A	186,200	13,110
Specialty Retail - 2.0%
GNC Holdings, Inc.	642,600	17,999
Murphy U.S.A., Inc. (a)	218,910	12,664
Zumiez, Inc. (a)(b)	344,858	6,245
		36,908
Textiles, Apparel & Luxury Goods - 1.8%
G-III Apparel Group Ltd. (a)	355,400	17,543
Steven Madden Ltd. (a)	519,132	16,763
		34,306

TOTAL CONSUMER DISCRETIONARY		274,432

CONSUMER STAPLES - 1.9%
Beverages - 1.3%
Coca-Cola Bottling Co. Consolidated	142,542	25,073
Food & Staples Retailing - 0.6%
United Natural Foods, Inc. (a)	302,000	10,576

TOTAL CONSUMER STAPLES		35,649

ENERGY - 3.8%
Energy Equipment & Services - 0.5%
Dril-Quip, Inc. (a)	171,600	10,063
Oil, Gas & Consumable Fuels - 3.3%
Ardmore Shipping Corp. (c)	1,498,729	15,212
Cimarex Energy Co.	61,000	5,673
Newfield Exploration Co. (a)	187,000	5,436
Northern Oil & Gas, Inc. (a)(b)	208,446	688
World Fuel Services Corp.	858,900	33,454
		60,463

TOTAL ENERGY		70,526

FINANCIALS - 26.3%
Banks - 11.0%
Camden National Corp.	403,135	16,920
Community Bank System, Inc.	787,545	29,643
East West Bancorp, Inc.	327,803	10,627
FirstMerit Corp.	1,240,000	24,031
Investors Bancorp, Inc.	2,735,000	31,972
Popular, Inc.	356,000	8,950
Prosperity Bancshares, Inc.	749,245	31,768
Spar Nord Bank A/S	713,331	5,870
UMB Financial Corp.	527,263	24,729
United Community Bank, Inc.	1,159,200	20,935
		205,445
Capital Markets - 3.5%
Monex Group, Inc.	4,353,000	11,046
OM Asset Management Ltd.	1,562,600	17,673
Vontobel Holdings AG	570,099	24,016
Waddell & Reed Financial, Inc. Class A	475,000	13,034
		65,769
Consumer Finance - 0.5%
OneMain Holdings, Inc. (a)	334,200	8,833
Insurance - 4.8%
Allied World Assurance Co. Holdings AG	683,000	24,991
AmTrust Financial Services, Inc.	161,000	9,208
Employers Holdings, Inc.	685,500	17,076
Primerica, Inc.	299,408	13,476
ProAssurance Corp.	253,573	12,709
Validus Holdings Ltd.	265,400	11,741
		89,201
Real Estate Investment Trusts - 4.5%
Coresite Realty Corp.	478,037	30,661
Piedmont Office Realty Trust, Inc. Class A	663,200	12,276
The GEO Group, Inc.	722,300	21,366
WP Carey, Inc.	352,000	20,504
		84,807
Real Estate Management & Development - 1.1%
Leopalace21 Corp. (a)	3,638,300	20,151
Thrifts & Mortgage Finance - 0.9%
TFS Financial Corp.	932,518	16,272

TOTAL FINANCIALS		490,478

HEALTH CARE - 14.4%
Biotechnology - 2.7%
Arena Pharmaceuticals, Inc. (a)	586,526	886
ArQule, Inc. (a)	945,000	1,654
Array BioPharma, Inc. (a)(b)	376,424	1,163
Avalanche Biotechnologies, Inc. (a)	79,513	477
Biota Pharmaceuticals, Inc. (a)	962,882	1,550
Dyax Corp. rights 12/31/19	632,800	1,772
Emergent BioSolutions, Inc. (a)	65,000	2,379
Enanta Pharmaceuticals, Inc. (a)	30,000	771
GlycoMimetics, Inc. (a)	149,192	703
Infinity Pharmaceuticals, Inc. (a)	256,600	1,593
Macrogenics, Inc. (a)	10,000	201
MEI Pharma, Inc. (a)(b)	334,697	425
NewLink Genetics Corp. (a)	30,000	731
Novavax, Inc. (a)	893,255	4,600
Otonomy, Inc. (a)	292,000	4,357
PDL BioPharma, Inc.	675,000	2,120
Spark Therapeutics, Inc.	89,317	2,516
Stemline Therapeutics, Inc. (a)	140,067	706
United Therapeutics Corp. (a)	141,930	17,483
Vanda Pharmaceuticals, Inc. (a)(b)	150,000	1,280
Verastem, Inc. (a)	930,544	1,117
Vical, Inc. (a)	3,683,019	1,289
		49,773
Health Care Equipment & Supplies - 2.6%
LivaNova PLC (a)	617,900	34,592
Steris PLC	195,501	13,536
		48,128
Health Care Providers & Services - 4.7%
Air Methods Corp. (a)(b)	523,231	20,375
HealthSouth Corp.	500,937	17,929
Providence Service Corp. (a)	359,418	15,958
Ship Healthcare Holdings, Inc.	590,400	14,105
Team Health Holdings, Inc. (a)	493,080	20,152
		88,519
Life Sciences Tools & Services - 1.4%
PAREXEL International Corp. (a)	395,000	25,264
Pharmaceuticals - 3.0%
Achaogen, Inc. (a)	119,662	433
Alliance Pharma PLC	10,700,939	7,631
Amphastar Pharmaceuticals, Inc. (a)	459,171	5,533
Dechra Pharmaceuticals PLC	1,764,054	25,198
Endocyte, Inc. (a)(b)	353,543	1,184
Innoviva, Inc.	435,157	4,360
Relypsa, Inc. (a)(b)	388,000	7,310
The Medicines Company (a)	141,100	4,876
		56,525

TOTAL HEALTH CARE		268,209

INDUSTRIALS - 11.8%
Aerospace & Defense - 1.7%
Moog, Inc. Class A (a)	186,602	8,645
Teledyne Technologies, Inc. (a)	213,418	17,340
Triumph Group, Inc.	218,000	5,559
		31,544
Building Products - 0.3%
Gibraltar Industries, Inc. (a)	263,465	5,596
Commercial Services & Supplies - 0.5%
Regus PLC	2,114,129	8,937
Construction & Engineering - 1.1%
AECOM (a)	750,063	20,582
Electrical Equipment - 0.3%
Regal Beloit Corp.	96,000	5,396
Machinery - 1.3%
AGCO Corp.	131,000	6,389
Rexnord Corp. (a)	1,105,347	18,095
		24,484
Professional Services - 3.3%
CEB, Inc.	318,100	18,762
Resources Connection, Inc.	1,078,704	16,299
TriNet Group, Inc. (a)	638,136	9,444
WageWorks, Inc. (a)	366,000	16,375
		60,880
Road & Rail - 1.7%
Landstar System, Inc.	568,200	32,620
Trading Companies & Distributors - 1.6%
HD Supply Holdings, Inc. (a)	825,681	21,691
Watsco, Inc.	64,800	7,530
		29,221

TOTAL INDUSTRIALS		219,260

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc.	568,600	4,537
NETGEAR, Inc. (a)	526,503	19,675
Plantronics, Inc.	317,909	14,252
		38,464
Electronic Equipment & Components - 3.5%
Ingram Micro, Inc. Class A	884,000	24,929
IPG Photonics Corp. (a)(b)	164,080	13,263
Trimble Navigation Ltd. (a)	669,491	12,914
Zebra Technologies Corp. Class A (a)	249,500	15,070
		66,176
Internet Software & Services - 0.5%
Bankrate, Inc. (a)	784,674	8,977
IT Services - 6.1%
Genpact Ltd. (a)	1,332,050	31,863
Global Payments, Inc.	314,060	18,514
Maximus, Inc.	405,000	21,615
Optimal Payments PLC (a)	4,198,513	24,190
Perficient, Inc. (a)	910,615	17,347
		113,529
Semiconductors & Semiconductor Equipment - 0.4%
Entegris, Inc. (a)	589,056	6,868
Software - 5.2%
Fleetmatics Group PLC (a)	355,872	15,448
Mentor Graphics Corp.	566,170	9,840
Micro Focus International PLC	1,118,000	22,144
Parametric Technology Corp. (a)	541,100	16,022
SolarWinds, Inc. (a)	264,288	15,844
Synchronoss Technologies, Inc. (a)	603,100	18,479
		97,777
Technology Hardware, Storage & Peripherals - 1.1%
Super Micro Computer, Inc. (a)(b)	724,000	21,561

TOTAL INFORMATION TECHNOLOGY		353,352

MATERIALS - 4.0%
Chemicals - 0.9%
Chemtura Corp. (a)	610,200	16,012
Containers & Packaging - 1.7%
Silgan Holdings, Inc.	610,412	32,272
Metals & Mining - 0.4%
Commercial Metals Co.	572,600	7,971
Paper & Forest Products - 1.0%
Schweitzer-Mauduit International, Inc.	420,686	17,669

TOTAL MATERIALS		73,924

UTILITIES - 1.5%
Electric Utilities - 1.0%
IDACORP, Inc.	263,648	18,347
Independent Power and Renewable Electricity Producers - 0.5%
Pattern Energy Group, Inc. (b)	503,500	9,541

TOTAL UTILITIES		27,888

TOTAL COMMON STOCKS
(Cost $1,740,802)		1,813,718

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.38% (d)	48,348,638	48,349
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	48,873,465	48,873
TOTAL MONEY MARKET FUNDS
(Cost $97,222)		97,222
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $1,838,024)		1,910,940
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(46,111)
NET ASSETS - 100%		$1,864,829

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$97
Fidelity Securities Lending Cash Central Fund	337
Total	$434

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ardmore Shipping Corp.	$16,225	$1,937	$--	$553	$15,212
Total	$16,225	$1,937	$--	$553	$15,212

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$274,432	$265,212	$9,220	$--
Consumer Staples	35,649	35,649	--	--
Energy	70,526	70,526	--	--
Financials	490,478	429,395	61,083	--
Health Care	268,209	219,503	46,934	1,772
Industrials	219,260	210,323	8,937	--
Information Technology	353,352	307,018	46,334	--
Materials	73,924	73,924	--	--
Utilities	27,888	27,888	--	--
Money Market Funds	97,222	97,222	--	--
Total Investments in Securities:	$1,910,940	$1,736,660	$172,508	$1,772

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,842,405,000. Net unrealized appreciation aggregated $68,535,000, of which $243,015,000 related to appreciated investment securities and $174,480,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Event Driven Opportunities Fund

January 31, 2016

EDO-QTLY-0316
1.9585361.102

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
CONSUMER DISCRETIONARY - 33.3%
Diversified Consumer Services - 1.7%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	408,600	$3,244,284
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	29,500	1,860,270
Household Durables - 1.6%
TopBuild Corp. (a)	117,300	3,141,294
Internet & Catalog Retail - 0.8%
Liberty TripAdvisor Holdings, Inc. (a)	66,500	1,484,945
Leisure Products - 1.5%
Vista Outdoor, Inc. (a)	62,200	2,998,662
Media - 23.2%
Cable One, Inc.	4,100	1,762,959
Gannett Co., Inc.	182,300	2,705,332
Journal Media Group, Inc. (b)	2,493,164	29,967,828
The Madison Square Garden Co. (a)	18,800	2,896,704
Time, Inc.	206,500	3,097,500
Tribune Publishing Co.	150,400	1,404,736
Twenty-First Century Fox, Inc. Class B	108,100	2,929,510
		44,764,569
Specialty Retail - 3.5%
Barnes & Noble Education, Inc. (a)	304,900	3,359,998
Office Depot, Inc. (a)	347,097	1,787,550
Signet Jewelers Ltd.	14,200	1,647,200
		6,794,748
Textiles, Apparel & Luxury Goods - 0.0%
Fossil Group, Inc. (a)	573	18,680

TOTAL CONSUMER DISCRETIONARY		64,307,452

CONSUMER STAPLES - 11.9%
Food Products - 1.5%
Mondelez International, Inc.	67,200	2,896,320
Tobacco - 10.4%
Universal Corp. (c)	365,927	20,027,185

TOTAL CONSUMER STAPLES		22,923,505

ENERGY - 3.0%
Energy Equipment & Services - 1.6%
Exterran Corp. (a)	184,400	3,046,288
Oil, Gas & Consumable Fuels - 1.4%
Columbia Pipeline Group, Inc.	148,200	2,749,110

TOTAL ENERGY		5,795,398

FINANCIALS - 10.7%
Capital Markets - 4.1%
Apollo Investment Corp.	316,201	1,603,139
Ashford, Inc. (a)	28,600	1,518,660
Greenhill & Co., Inc.	134,500	3,198,410
NorthStar Asset Management Group, Inc.	137,800	1,590,212
		7,910,421
Consumer Finance - 0.9%
Encore Capital Group, Inc. (a)(c)	75,259	1,724,936
Diversified Financial Services - 1.0%
MSCI, Inc. Class A	28,609	1,969,444
Insurance - 0.9%
FNF Group	50,196	1,625,346
Real Estate Investment Trusts - 1.7%
Four Corners Property Trust, Inc.	121,233	2,048,838
WP Glimcher, Inc.	144,300	1,310,244
		3,359,082
Thrifts & Mortgage Finance - 2.1%
Astoria Financial Corp.	193,500	2,927,655
Fannie Mae (a)(c)	441,710	587,474
Freddie Mac (a)(c)	444,739	582,608
		4,097,737

TOTAL FINANCIALS		20,686,966

HEALTH CARE - 6.6%
Biotechnology - 1.6%
Baxalta, Inc.	78,600	3,144,786
Health Care Equipment & Supplies - 1.7%
Halyard Health, Inc. (a)	65,100	1,614,480
Masimo Corp. (a)	45,300	1,664,775
		3,279,255
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	141,400	1,948,492
Pharmaceuticals - 2.3%
Valeant Pharmaceuticals International, Inc. (United States) (a)	27,700	2,499,094
Zoetis, Inc. Class A	41,968	1,806,722
		4,305,816

TOTAL HEALTH CARE		12,678,349

INDUSTRIALS - 17.0%
Aerospace & Defense - 2.9%
KLX, Inc. (a)	57,700	1,686,571
Triumph Group, Inc.	105,701	2,695,376
Vectrus, Inc. (a)	66,200	1,308,112
		5,690,059
Building Products - 2.4%
Allegion PLC	28,754	1,741,342
Armstrong World Industries, Inc. (a)	75,400	2,916,472
		4,657,814
Commercial Services & Supplies - 5.1%
Matthews International Corp. Class A	33,500	1,671,985
Progressive Waste Solution Ltd. (Canada)	116,184	3,266,820
Recall Holdings Ltd.	375,790	1,765,541
The Brink's Co.	103,800	3,051,720
		9,756,066
Electrical Equipment - 1.6%
Babcock & Wilcox Enterprises, Inc. (a)	151,600	3,130,540
Machinery - 3.8%
Allison Transmission Holdings, Inc.	125,549	2,986,811
SPX Flow, Inc. (a)	59,715	1,423,606
Valmet Corp.	298,100	2,963,650
		7,374,067
Professional Services - 1.0%
Insperity, Inc.	42,400	1,905,032
Trading Companies & Distributors - 0.2%
Now, Inc. (a)(c)	28,200	382,392

TOTAL INDUSTRIALS		32,895,970

INFORMATION TECHNOLOGY - 6.4%
Electronic Equipment & Components - 1.6%
Keysight Technologies, Inc. (a)	55,800	1,305,720
Kimball Electronics, Inc. (a)	171,600	1,722,864
		3,028,584
Internet Software & Services - 1.6%
Rackspace Hosting, Inc. (a)	68,100	1,376,301
Rightside Group Ltd. (a)(c)	198,326	1,784,934
		3,161,235
Semiconductors & Semiconductor Equipment - 1.1%
Semtech Corp. (a)	105,400	2,118,540
Software - 1.7%
CDK Global, Inc.	39,400	1,735,570
Xura, Inc. (a)	70,573	1,514,497
		3,250,067
Technology Hardware, Storage & Peripherals - 0.4%
Quantum Corp. (a)	1,797,278	854,067

TOTAL INFORMATION TECHNOLOGY		12,412,493

MATERIALS - 1.9%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	6,712	850,478
Containers & Packaging - 1.5%
Orora Ltd.	1,095,503	1,710,626
Owens-Illinois, Inc. (a)	83,100	1,075,314
		2,785,940

TOTAL MATERIALS		3,636,418

TOTAL COMMON STOCKS
(Cost $177,224,335)		175,336,551
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.16% 2/4/16 to 2/25/16 (d)
(Cost $649,963)	650,000	649,941
	Shares	Value

Money Market Funds - 11.6%
Fidelity Cash Central Fund, 0.38% (e)	14,328,636	$14,328,636
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	8,003,400	8,003,400
TOTAL MONEY MARKET FUNDS
(Cost $22,332,036)		22,332,036
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $200,206,334)		198,318,528
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(5,228,106)
NET ASSETS - 100%		$193,090,422

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
106 CME E-mini S&P 500 Index Contracts (United States)	March 2016	10,229,530	$(376,362)
15 ICE Russell 2000 Index Contracts (United States)	March 2016	1,547,100	(129,809)
TOTAL FUTURES CONTRACTS		$11,776,630	$(506,171)

The face value of futures purchased as a percentage of Net Assets is 6.1%

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $599,946.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,774
Fidelity Securities Lending Cash Central Fund	131,575
Total	$147,349

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Journal Media Group, Inc.	$12,536,279	$10,662,287	$1,610,687	$397,673	$29,967,828
Total	$12,536,279	$10,662,287	$1,610,687	$397,673	$29,967,828

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$64,307,452	$64,307,452	$--	$--
Consumer Staples	22,923,505	22,923,505	--	--
Energy	5,795,398	5,795,398	--	--
Financials	20,686,966	20,686,966	--	--
Health Care	12,678,349	12,678,349	--	--
Industrials	32,895,970	28,166,779	4,729,191	--
Information Technology	12,412,493	12,412,493	--	--
Materials	3,636,418	1,925,792	1,710,626	--
U.S. Government and Government Agency Obligations	649,941	--	649,941	--
Money Market Funds	22,332,036	22,332,036	--	--
Total Investments in Securities:	$198,318,528	$191,228,770	$7,089,758	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(506,171)	$(506,171)	$--	$--
Total Liabilities	$(506,171)	$(506,171)	$--	$--
Total Derivative Instruments:	$(506,171)	$(506,171)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$3,344,601
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $201,127,987. Net unrealized depreciation aggregated $2,809,459, of which $21,201,385 related to appreciated investment securities and $24,010,844 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2016